Significant Event (Details Narrative) - Future NRG Sdn. Bhd. [Member] - MYR (RM)	Aug. 05, 2026	Mar. 16, 2026	Mar. 26, 2026	Jan. 08, 2026
Common Stock [Member]
Ordinary shares issued	1,960,000			46,700,000
Perfect Energy Sdn Bhd [Member]
Ownership percentage	7.00%		55.00%
Share Sale Agreements [Member]
Disposal ordinary shares	2,520,000	28,000,000
Share Sale Agreements [Member] | Nine Individual Purchasers [Member]
Number of ordinary shares disposed		5,600,000
Cash consideration		RM 3,040,000.00
Share holding percentage		20.00%
Share Sale Agreements [Member] | Perfect Energy Sdn Bhd [Member]
Number of ordinary shares disposed		15,400,000
Cash consideration		RM 8,360,000
Share holding percentage		55.00%
Share Sale Agreements [Member] | Antbiz Sdn Bhd [Member]
Number of ordinary shares disposed		7,000,000
Cash consideration		RM 3,800,000
Share holding percentage	9.00%	25.00%
Share Sale Agreements [Member] | FITTERS Diversified Berhad [Member]
Number of ordinary shares disposed		28,000,000
Cash consideration		RM 15,200,000